Summary of Borrowings under Lines of Credit and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Credit Facility	$ 129,000	$ 73,000
Capital lease obligations and other borrowings	9,492	11,148	4,578
Lines of credit and long-term debt	813,942	757,969	747,686
Senior Notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt		400,000	400,000
APAC credit facility [Member]
Debt Instrument [Line Items]
Credit Facility	14,885	18,147	18,335
Americas [Member]
Debt Instrument [Line Items]
Credit Facility	77,000	46,700	21,042
Lines of credit and long-term debt	14,000	15,500	18,500
EMEA [Member]
Debt Instrument [Line Items]
Credit Facility		8,000
Lines of credit	37,093	7,742	2,306
U.S. [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	400,000	400,000
European [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	$ 261,472	$ 258,732	$ 282,925